Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 189,925,765.00
Previously Paid Amount	0.00
Total Fee Amount	16,523.54
Total Offset Amount	16,523.54
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 189,925,765.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true